Capital and reserves - Share capital and share premium (Details) ₽ in Thousands						12 Months Ended
	May 08, 2020 shares	Feb. 16, 2018 RUB (₽)	Jan. 29, 2018 RUB (₽)	Feb. 24, 2016 RUB (₽) shares	May 28, 2014 RUB (₽) shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 € / shares	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 RUB (₽) shares	Oct. 24, 2019 shares	Oct. 23, 2019 shares	Mar. 01, 2018 € / shares shares
Capital and reserves
Number of shares issued | shares	50,317,860
Share capital										₽ 8,597		₽ 8,547
Number of shares issued but not fully paid | shares	317,860
Shareholder receivable										50
Contributions attributable to the the management incentive agreement						₽ 101,453	₽ 121,635	₽ 68,776
Increase in equity from issuance of shares						50
Share premium										₽ 1,987,044		₽ 1,863,877
2016 HeadHunter Unit Option Plan
Capital and reserves
New shares issued under compensation plans | shares	317,860
Ordinary shares
Capital and reserves
Number of shares issued | shares	50,317,860									50,317,860		50,000,000
Number of shares authorised | shares										60,000,000		60,000,000	60,000,000	50,000,000
Par value | € / shares									€ 0.002		€ 0.002
Share capital										₽ 8,597		₽ 8,547
Number of shares issued and fully paid | shares				99,000	1,000
Contribution in cash exchanged for issuance of shares				₽ 5,000,000
Number of shares prior to stock split | shares															100,000
Par value prior to stock split | € / shares															€ 1.00
Number of shares after stock split | shares															50,000,000
Par value after stock split | € / shares															€ 0.002
Share capital
Capital and reserves
Contributions attributable to the the management incentive agreement
Increase in equity from issuance of shares						50
Share capital | Ordinary shares
Capital and reserves
Contribution in cash exchanged for issuance of shares					₽ 47
Increase in equity from issuance of shares				8,500
Share premium
Capital and reserves
Contributions attributable to the the management incentive agreement						101,453	121,635	68,776
Increase in equity from issuance of shares
Share premium | Management incentive agreement
Capital and reserves
Contributions attributable to the the management incentive agreement						418,418	295,251	160,774
Share premium | Ordinary shares
Capital and reserves
Contribution in cash exchanged for issuance of shares						₽ 1,568,626	₽ 1,568,626	₽ 1,568,626
Increase in equity from issuance of shares				₽ 4,991,500
Reduction of share premium		₽ 3,422,874
Share premium | Ordinary shares | Judicial Ruling
Capital and reserves
Reduction of share premium			₽ 3,422,874